SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ENTITIES

The Company’s unaudited consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9,2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”) *	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

*	On July 19, 2023, the Board approved the liquidation, dissolution, and termination of Dogness Culture following the signing of a termination agreement among Dogness Culture’s shareholders on May 8, 2023. As of the date of this report, Dogness Culture is in the process of being liquidated. Dogness Culture had completed deregistration with the PRC tax authority; however, deregistration with the PRC business administration department is still pending.

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in the unaudited consolidated financial statements:

	For the Six Months Ended December 31,2025	For the Six Months Ended December 31,2024	As of June 30, 2025
Year-end spot rate	$1=RMB6.9931	$1=RMB7.2993	$1=RMB7.1636
Average rate	$1=RMB7.1235	$1=RMB7.1767	$1=RMB7.2143